Accumulated Other Comprehensive Income (Loss) (Changes In Accumulated OCI, Net Of Tax And Net Of Noncontrolling Interests) (Detail) (JPY ¥) In Millions, unless otherwise specified	6 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Mar. 31, 2014
Accumulated other comprehensive income (loss), net of taxes:
Net unrealized gains on investment securities, Balance at beginning of period	¥ 1,272,723	¥ 1,106,316
Net unrealized gains on investment securities, Net change during the period	422,648	140,483
Net unrealized gains on investment securities, Balance at end of period	1,695,371	1,246,799
Net unrealized gains (losses) on derivatives qualifying for cash flow hedges, Balance at beginning of period	1,809	2,170
Net unrealized gains (losses) on derivatives qualifying for cash flow hedges, Net change during the period	1,538	(12)
Net unrealized gains (losses) on derivatives qualifying for cash flow hedges, Balance at end of period	3,347	2,158
Defined benefit plans, Balance at beginning of period	(206,336)	(322,537)
Defined benefit plans, Net change during the period	15,220	17,716
Defined benefit plans, Balance at end of period	(191,116)	(304,821)
Foreign currency translation adjustments, Balance at beginning of period	289,486	(211,602)
Foreign currency translation adjustments, Net change during the period	10,055	278,812
Foreign currency translation adjustments, Balance at end of period	299,541	67,210
Accumulated other comprehensive income (loss), net of taxes: Balance at end of period	¥ 1,807,143	¥ 1,011,346	¥ 1,357,682